Loss Sharing Agreements and FDIC Loss Share Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Schedule of FDIC Loss Share Receivables
The following is a summary of FDIC loss share receivables year-to-date activity:

	December 31
(Dollars in thousands)	2015	2014
Balance at beginning of period	$69,627	$162,312
Change due to (reversal of) loan loss provision recorded on FDIC covered loans	(1,360)	(4,260)
Amortization	(23,500)	(74,617)
(Submission of reimbursable losses) recoveries payable to the FDIC	(2,444)	3,282
Impairment	—	(5,121)
Changes due to a change in cash flow assumptions on OREO and other changes	(2,445)	(11,969)
Balance at end of period	$39,878	$69,627